Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Stock-Based Compensation Procedures Regarding Timing and Pricing of Awards
IAC equity awards are generally granted in respect of performance for the prior fiscal year in the first quarter of a given year, which equity awards are generally approved by the Committee at its first previously scheduled quarterly meeting in such year. IAC equity awards may also be approved by the Committee in connection with non-routine situations, such as the hiring, promotion or retention of executive officers and other employees or in connection with acquisitions and/or other corporate transactions. In addition, the Committee has delegated to Mr. Halpin and Ms. Handler the authority to make grants of IAC equity to eligible individuals (other than IAC directors and executive officers), subject to certain limitations, generally on the first business day of each calendar month.
Except in the case of awards approved by the Committee in connection with non-routine situations and pursuant to delegated authority, IAC equity awards are generally granted at previously scheduled quarterly Committee meetings throughout the year. The Committee does not take material non-public information into account when determining the timing and terms of equity awards, and IAC does not time the disclosure of material non-public information for the purpose of affecting the value of executive compensation.
While stock options are not a component of IAC’s current equity compensation program, IAC retains the ability to grant stock options under its 2018 Stock and Annual Incentive Plan (the “2018 Plan”), which provides that the exercise price of any stock options shall be at “fair market value” (the closing price of IAC common stock on the grant date). IAC does not grant “in-the-money” stock options or stock options with exercise prices below fair market value on the grant date. The exercise prices of all IAC stock options previously granted and outstanding as of December 31, 2024 are equal to the fair market value on the grant date.
Timing of Stock Option Grants
While there are stock options outstanding as of December 31, 2024, IAC did not grant any stock options to its NEOs in 2024. While IAC retains the ability to grant stock options under the 2018 Plan, stock options have not been a component of IAC’s equity compensation program since 2019. As noted above, IAC does not time or plan the release of material non-public information for the purpose of affecting the value of stock options.

Award Timing Method
IAC equity awards are generally granted in respect of performance for the prior fiscal year in the first quarter of a given year, which equity awards are generally approved by the Committee at its first previously scheduled quarterly meeting in such year. IAC equity awards may also be approved by the Committee in connection with non-routine situations, such as the hiring, promotion or retention of executive officers and other employees or in connection with acquisitions and/or other corporate transactions. In addition, the Committee has delegated to Mr. Halpin and Ms. Handler the authority to make grants of IAC equity to eligible individuals (other than IAC directors and executive officers), subject to certain limitations, generally on the first business day of each calendar month.
Except in the case of awards approved by the Committee in connection with non-routine situations and pursuant to delegated authority, IAC equity awards are generally granted at previously scheduled quarterly Committee meetings throughout the year.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Committee does not take material non-public information into account when determining the timing and terms of equity awards
MNPI Disclosure Timed for Compensation Value	false